COMMON SHARES AND TREASURY SHARES - Schedule of Common Shares (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
COMMON SHARES AND TREASURY SHARES
Nominal value per share (in USD per share)
Number of shares issued (in shares)	101,332,709	97,814,053	86,225,686
A-shares
COMMON SHARES AND TREASURY SHARES
Nominal value per share (in USD per share)	$ 0.01
Number of shares issued (in shares)	101,332,707	97,814,051	86,225,684
B-shares
COMMON SHARES AND TREASURY SHARES
Nominal value per share (in USD per share)	$ 0.01
Number of shares issued (in shares)	1	1	1
C-shares
COMMON SHARES AND TREASURY SHARES
Nominal value per share (in USD per share)	$ 0.01
Number of shares issued (in shares)	1	1	1